EMPLOYEE BENEFITS (Details 5) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee Benefits
Actuarial losses and (gains)	R$ 186,665	R$ (124,578)	R$ (444,480)
Return on plan assets (less interest income)	(62,338)	135,210	138,489
Change in the asset’s limit (excluding interest income)	(109,355)	13,604	175,440
Total cost of actuarial losses and (gains)	R$ 14,972	R$ 24,236	R$ (130,551)